Expenses by nature	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Expenses by nature
31.	Expenses by nature

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Raw materials and supplies used	3,575,283	4,708,493	5,518,145
Employee benefit expenses	6,075,773	6,010,227	6,757,888
Depreciation expenses	3,731,914	4,175,519	4,634,112
Others	4,590,720	4,686,218	5,053,088

	17,973,690	19,580,457	21,963,233